Additional Disclosures on Financial Instruments - Effect of reasonable changes of the most significant input parameters on the fair values of the embedded derivatives (Details) - EUR (€)
€ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share Price
Disclosure of detailed information about financial instruments [line items]
Percentage, Base	0.00%	0.00%
Percentage, up	10.00%	10.00%
Percentage, down	(10.00%)	(10.00%)
Value derivative, Base	€ 2,212	€ 14,948
Value derivative, up	2,433	18,815
Value derivative, down	2,011	11,081
Effect on financial result, up	221	(3,867)
Effect on financial result, down	€ (201)	€ 3,867
Credit Spread
Disclosure of detailed information about financial instruments [line items]
Percentage, Base		0.00%
Percentage, up		10.00%
Percentage, down		(10.00%)
Value derivative, Base		€ 14,948
Value derivative, up		14,282
Value derivative, down		15,646
Effect on financial result, up		666
Effect on financial result, down		€ (698)